Debt - Term Loan Facility (Details) - Term Loan Facility $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) payment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt
Funding provided	$ 100.0
Amount drawn					$ 65.0	$ 65.0
Percentage of pledged stock, Its subsidiaries and bank accounts	100.00%
Interest rate	12.00%
Paid in cash interest, percentage	8.00%
Interest payment term	3 years
Number of payments | payment	12
Accrued interest					5.0	$ 2.3
Minimum liquidity	$ 5.0
Minimum annual revenue		$ 650.0	$ 585.0	$ 525.0	$ 460.0
Partially paid in kind interest, percentage	4.00%